UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.0

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08512

Premier VIT
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	12/31/06

Date of reporting period:	3/31/06

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Premier VIT

NFJ Dividend Value Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2006

(unaudited)

Shares		Value*
	COMMON STOCK-98.4%
	Apparel-1.6%
450	V. F. Corp.	$25,605

	Banking-9.9%
700	Bank of America Corp.	31,878
1,800	KeyCorp	66,240
1,500	Washington Mutual, Inc.	63,930
		162,048

	Building & Construction-1.8%
900	Masco Corp.	29,241

	Chemicals-3.1%
700	Dow Chemical Co.	28,420
1,100	Lyondell Chemical Co.	21,890
		50,310

	Computer Hardware-3.1%
1,900	Seagate Technology, Inc. (a)	50,027

	Consumer Products-7.3%
900	Deluxe Corp.	23,553
500	Kimberly-Clark Corp	28,900
1,700	Mattel, Inc.	30,821
700	Stanley Works	35,462
		118,736

	Financial Services-9.6%
500	Freddie Mac	30,500
750	JPMorgan Chase & Co.	31,230
475	Morgan Stanley	29,840
1,850	Regions Financial Corp.	65,064
		156,634

	Food & Beverage-5.3%
600	Anheuser-Busch Companies, Inc.	25,662
700	Coca-Cola Co.	29,309
1,500	ConAgra Foods, Inc.	32,190
		87,161

	Household Durables-2.2%
400	Whirlpool Corp.	36,588

	Insurance-5.1%
500	Allstate Corp.	26,055
600	Lincoln National Corp.	32,754
600	St. Paul Travelers Companies, Inc.	25,074
		83,883

	Metals & Mining-2.2%
600	Freeport-McMoRan Copper & Gold, Inc.	35,862

Shares			Value*
	COMMON STOCK (continued)
	Oil & Gas-17.7%
400	Anadarko Petroleum Corp.		$40,404
550	Chevron Corp.		31,883
500	ConocoPhillips		31,575
1,000	Marathon Oil Corp.		76,170
350	Occidental Petroleum Corp.		32,427
400	PetroChina Company Ltd. ADR		41,980
400	Petroleo Brasileiro S.A. Petrobras ADR (a)		34,668
			289,107

	Pharmaceuticals-7.8%
550	GlaxoSmithKline PLC ADR		28,771
1,900	Merck & Co., Inc.		66,937
1,300	Pfizer, Inc.		32,396
			128,104

	Printing-0.4%
200	R.R. Donnelley & Sons Co.		6,544

	Real Estate-1.9%
800	Duke Realty Corp. REIT		30,360

	Retail-2.0%
1,350	Limited Brands, Inc.		33,021

	Telecommunications-5.9%
500	ALLTEL Corp.		32,375
1,169	AT&T, Inc.		31,610
950	Verizon Communications, Inc.		32,357
			96,342

	Tobacco-3.8%
400	Altria Group, Inc.		28,344
325	Reynolds American, Inc.		34,288
			62,632

	Utilities-7.7%
650	DTE Energy Co.		26,058
800	KeySpan Corp.		32,696
700	Progress Energy, Inc.		30,786
800	Sempra Energy		37,168
			126,708

	Total Common Stock (cost-$1,338,640)		1,608,913

	Total Investments (cost-$1,338,640)	98.4%	1,608,913
	Other assets less liabilities	1.6	26,640
	Net Assets	100.0%	$1,635,553

(a) Non-income producing.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Short-term investments maturing in 60 days or less valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

Premier VIT

OpCap Balanced Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2006

(unaudited)

Shares		Value *
	COMMON STOCK-71.4%
	Business Service-2.6%
5,500	CDW Corp	$323,675
9,600	ChoicePoint, Inc. (a)	429,600
		753,275
	Computers-3.3%
32,400	Dell, Inc. (a)	964,224

	Computer Services-1.6%
19,000	McAfee, Inc. (a)	462,270

	Drugs & Medical Products-13.6%
22,300	Biogen Idec, Inc. (a)	1,050,330
58,800	Pfizer, Inc.	1,465,296
30,200	Sanofi-Aventis ADR	1,432,990
		3,948,616
	Education-3.8%
21,020	Apollo Group, Inc. (a)	1,103,760

	Electronics-1.5%
23,700	Cadence Design Systems, Inc. (a)	438,213

	Financial Services-10.1%
28,100	Citigroup, Inc.	1,327,163
32,400	Countrywide Financial Corp.	1,189,080
9,900	JP Morgan Chase & Co.	412,236
		2,928,479

	Insurance-7.9%
10,400	Ambac Financial Group, Inc.	827,840
11,200	American International Group, Inc.	740,208
9,200	Hartford Financial Services Group, Inc.	741,060
		2,309,108

	Leisure-4.2%
29,400	Royal Caribbean Cruises Ltd.	1,235,388

	Manufacturing-3.3%
13,200	Eaton Corp.	963,204

	Metals & Mining-1.0%
5,700	Inco Ltd.	284,373

	Networking-1.8%
24,400	Cisco Systems, Inc. (a)	528,748

	Oil & Gas-5.2%
18,400	ConocoPhillips	1,161,960
7,900	XTO Energy, Inc.	344,203
		1,506,163
	Retail-3.8%
12,400	Best Buy Co., Inc.	693,532
15,700	Family Dollar Stores, Inc.	417,620
		1,111,152
	Semi-Conductors-2.9%
84,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	845,040

Shares		Credit Rating (Moody’s/S&P)	Value *
	COMMON STOCK (continued)
	Telecommunications-4.8%
60,500	Motorola, Inc.		$1,386,055

	Total Common Stock (cost-$18,758,213)		20,768,068

Principal Amount (000)

	CORPORATE BONDS & NOTES-17.0%
	Aerospace & Defense-0.6%
$180	Raytheon Co., 6.75%, 8/15/07	Baa3/BBB	182,818

	Banking-0.9%
270	World Savings Bank, 4.125%, 3/10/08	Aa3/AA-	263,684

	Chemicals-0.5%
140	E. I. du Pont de Nemours, 4.125%, 4/30/10	A2/A	133,355

	Business Services-0.6%
170	FedEx Corp., 2.65%, 4/1/07	Baa2/BBB	165,258

	Consumer Products-0.5%
165	Procter & Gamble Co., 3.50%, 12/15/08	Aa3/AA-	157,958

	Financial Services-7.3%
	American Express Credit Corp.,
80	3.00%, 5/6/08	Aa3/A+	76,413
160	5.00%, 12/2/10	Aa3/A+	137,797
160	Ameriprise Financial, Inc., 5.35%, 11/15/10	A3/A-	158,384
150	Bear Stearns Co., Inc., 7.80%, 8/15/07	A1/A	154,887
100	Boeing Capital Corp., 6.50%, 2/15/12	A2/A	105,243
190	ChevronTexaco Capital Co., 3.50%, 9/17/07	Aa2/AA	185,629
50	CIT Group, Inc., 7.75%, 4/2/12	A2/A	55,112
50	Citigroup, Inc., 6.00%, 2/21/12	Aa1/AA-	51,225
200	Credit Suisse First Boston, Inc., 5.75%, 4/15/07	Aa3/A+	200,915
	General Electric Capital Corp.,
100	4.875%, 10/21/10	Aaa/AAA	97,956
55	6.00%, 6/15/12	Aaa/AAA	56,485
95	Goldman Sachs Group, Inc., 5.70%, 9/1/12	Aa3/A+	95,465
75	HSBC Finance Co., 7.00%, 5/15/12	Aa3/A	80,165
180	International Lease Finance Corp., 5.625%, 6/1/07	A1/AA-	180,091
190	JP Morgan Chase & Co., 5.25%, 5/30/07	Aa3/A+	189,701
170	Merrill Lynch & Co., 3.70%, 4/12/08	Aa3/A+	165,190
150	SLM Corp., 4.50%, 7/26/10, Ser. A	A2/A	143,164
			2,133,822
	Food & Beverage-0.6%
180	Kellogg Co., 2.875%, 6/1/08	Baa1/BBB+	170,898

	Insurance-0.6%
170	Bershire Hathaway Finance Corp., 3.375%, 10/15/08	Aaa/AAA	162,816

	Metals & Mining-0.7%
210	Alcoa, Inc., 4.25%, 8/15/07	A2/A-	206,824

	Multi-Media-1.0%
25	News America Holdings, Inc., 9.25%, 2/1/13	Baa2/BBB	29,482
80	Viacom, Inc., 5.625%, 5/1/07	Baa3/BBB	79,953
165	Walt Disney Co., 5.375%, 6/1/07	Baa1/A-	165,035
			274,470

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value *
	CORPORATE BONDS & NOTES (continued)
	Oil & Gas-1.0%
$170	Marathon Oil Corp., 5.375%, 6/1/07	Baa1/BBB+	$170,088
120	Valero Energy Corp., 6.125%, 4/15/07	Baa3/BBB-	120,909
			290,997
	Retail-1.1%
165	CVS Corp., 3.875%, 11/1/07	A3/A-	161,303
150	Safeway, Inc., 4.80%, 7/16/07	Baa2/BBB-	148,685
			309,988
	Telecommunications-1.5%
120	AT&T Wireless Services, Inc., 7.50%, 5/1/07	A2/A	122,727
170	Motorola, Inc., 4.61%, 11/16/07	Baa2/BBB+	168,095
	Verizon Global Funding Corp.,
100	7.25%, 12/1/10	A3/A	106,183
50	7.375%, 9/1/12	A3/A	54,154
			451,159
	Waste Management Services-0.1%
25	Waste Management, Inc., 6.50%, 11/15/08	Baa3/BBB	25,641

	Total Corporates Bonds & Notes (cost-$5,017,624)		4,929,688

	U.S. TREASURY NOTES-0.3%
110	2.625%, 3/15/09 (cost-$109,373)	Aaa/AAA	103,426

	U.S. GOVERNMENT AGENCY SECURITIES-0.1%
	Fannie Mae,
25	6.25%, 2/1/11 (cost-$25,140)	Aaa/AAA	25,928

	SHORT-TERM INVESTMENTS-10.3%
	Corporate Notes- 9.0%
	Aerospace & Defense-1.2%
170	General Dynamics Corp., 2.125%, 5/15/06	A2/A	169,475
170	Northrop Grumman Corp., 4.079%, 11/16/06	Baa2/BBB+	168,785
			338,260
	Automotive-0.5%
130	DaimlerChrysler N.A. Holdings Corp., 6.40%, 5/15/06	A3/BBB	130,150

	Banking-1.2%
175	KeyCorp, 2.75%, 2/27/07, Ser. G	A2/A	170,321
170	US Bank N.A., 2.85%, 11/15/06	Aa1/AA-	167,626
			337,947
	Business Services-0.1%
40	Cendant Corp., 6.875%, 8/15/06	Baa1/BBB+	40,192

	Diversified Manufacturing-0.6%
160	Tyco International Group S.A., 5.80%, 8/1/06	Baa3/BBB+	160,189

	Financial Services-2.1%
110	Citigroup, Inc., 5.00%, 3/6/07	Aa1/AA-	109,709
170	Duke Capital LLC, 4.302%, 5/18/06	Baa2/BBB	169,896
160	John Deere Capital Corp., 3.875%, 3/7/07, Ser. D	A3/A-	157,985
175	Wachovia Corp., 4.95%, 11/1/06	Aa3/A+	174,650
			612,240
	Food & Beverage-1.9%
180	General Mills, Inc., 2.625%, 10/24/06	Baa2/BBB+	177,059
200	Kraft Foods, Inc., 4.625%, 11/1/06	A3/BBB+	199,284
180	Tyson Foods, Inc., 7.25%, 10/1/06	Baa3/BBB	181,556
			557,899

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value *
	Corporate Notes (continued)
	Multi-Media-0.3%
$100	Time Warner, Inc., 8.11%, 8/15/06	Baa2/BBB+	$100,929

	Telecommunications-0.5%
155	SBC Communications, Inc., 5.75%, 5/2/06	A2/A	155,047

	Utilities-0.6%
180	Dominion Resources, Inc., 3.66%, 11/15/06	Baa2/BBB	178,131
	Total Corporate Notes (cost-$2,638,019)		2,610,984

	Repurchase Agreement-1.3%
380	State Street Bank & Trust Co., dated 3/31/06, 4.40%, due 4/3/06, proceeds $380,139; collateralized by Fannie Mae, 4.375%, 9/17/10, valued at $388,000 (cost-$380,000)		380,000

	Total Short-Term Investments (cost-$3,018,019)		2,990,984

	Total Investments (cost-$26,928,369)	99.1%	28,818,094
	Other assets less liabilities	0.9	259,609
	Net Assets	100.0%	$29,077,703

(a)          Non-income producing.

ADR -  American Depositary Receipt

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial investments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than short-term obligations) are valued each business day by an independent pricing service. Prices obtained from an independent pricing service use information provided by market markers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity if their original term to maturity exceeded 60 days. The prices used by, the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

Premier VIT

OpCap Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2006

(unaudited)

Shares		Value*
	COMMON STOCK-98.0%
	Automotive-1.6%
8,700	Harley-Davidson, Inc.	$451,356

	Banking-4.0%
12,200	Bank of America Corp.	555,588
10,200	Wachovia Corp.	571,710
		1,127,298

	Building/Construction-3.5%
16,000	Centex Corp.	991,840

	Business Services-1.0%
6,600	Choicepoint, Inc. (a)	295,350

	Computers-2.6%
22,000	Hewlett Packard Co.	723,800

	Diversified Manufacturing-3.5%
5,900	Parker Hannifin Corp.	475,599
19,200	Tyco International Ltd.	516,096
		991,695

	Drugs & Medical Products-5.8%
18,500	Pfizer, Inc.	461,020
12,200	Sanofi-Aventis ADR	578,890
12,200	Wyeth	591,944
		1,631,854

	Electronics-3.2%
18,000	Cadence Design Systems, Inc. (a)	332,820
17,400	Texas Instruments, Inc.	564,978
		897,798

	Financial Services-13.4%
6,650	Ambac Financial Group, Inc.	529,340
7,800	Capital One Financial Corp.	628,056
10,200	Citigroup, Inc.	481,746
22,800	Countrywide Financial Corp.	836,760
12,900	JPMorgan Chase & Co.	537,156
12,400	Wells Fargo & Co.	791,988
		3,805,046

	Healthcare & Hospitals-4.6%
18,900	Aetna, Inc.	928,746
5,000	WellPoint, Inc. (a)	387,150
		1,315,896

	Insurance-2.2%
9,550	American International Group, Inc.	631,160

	Manufacturing-3.2%
12,500	Eaton Corp.	912,125

	Medical-3.9%
9,900	Abbott Laboratories	420,453
14,300	Biogen, Inc. (a)	673,530
		1,093,983

	Metals & Mining-1.9%
5,000	Nucor Corp.	523,950

	Multi-Media-1.5%
24,800	News Corp.	411,928

Shares		Value*
	COMMON STOCK (continued)
	Networking-5.0%
47,100	Cisco Systems, Inc. (a)	$1,020,657
29,600	EMC Corp. (a)	403,448
		1,424,105

	Oil & Gas-10.2%
6,000	BP PLC ADR	413,640
19,600	ConocoPhillips	1,237,740
20,200	Exxon Mobil Corp.	1,229,372
		2,880,752

	Retail-13.8%
12,700	Best Buy Co., Inc.	710,311
17,800	Federated Department Stores, Inc.	1,299,400
16,300	Kohl’s Corp. (a)	864,063
5,400	Sears Holdings Corp. (a)	714,096
12,800	TJX Companies, Inc.	317,696
		3,905,566

	Semi-Conductors-4.1%
15,200	Applied Materials, Inc.	266,152
90,000	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	905,400
		1,171,552

	Telecommunications-6.9%
8,500	Alltel Corp.	550,375
16,000	AT&T, Inc.	432,640
12,000	Motorola, Inc.	274,920
33,700	Nokia Corp. ADR	698,264
		1,956,199

	Transportation-2.1%
6,300	Union Pacific Corp.	588,105

	Total Common Stock (cost-$24,760,527)	27,731,358

Principal
Amount
(000)
	SHORT-TERM INVESTMENTS-2.2%
	U.S. Government Agency Discount Notes-1.4%
$400	Federal Home Loan Bank, zero coupon, 4/3/06 (cost-$399,897)		399,897

	Repurchase Agreement-0.8%
231	State Street Bank & Trust Co., dated 3/31/06, 4.40%, due 4/3/06, proceeds $231,085; collateralized by Federal Home Loan Bank, 4.375%, 9/17/10, valued at $237,650 including accrued interest (cost-$231,000)		231,000

	Total Short-Term Investments (cost-$630,897)		630,897

	Total Investments (cost-$25,391,424)	100.2%	28,362,255
	Liabilities in excess of other assets	(0.2)	(59,369)
	Net Assets	100.0%	$28,302,886

(a) Non-income producing.

ADR - American Depositary Receipt

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securites are valued at their last quoted bid price. Other porfolio securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

Premier VIT

OpCap Global Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2006

(unaudited)

Shares		Value*
	COMMON STOCK-98.3%
	AUSTRALIA-1.0%
	Drugs & Medical Products-1.0%
5,100	CSL Ltd.	$200,179

	AUSTRIA-1.7%
	Metals & Mining- 1.7%
1,600	Boehler-Uddeholm AG (a)	329,880

	BELGIUM-1.9%
	Banking - 1.9%
10,400	Fortis	370,747

	BRAZIL-1.3%
	Oil & Gas-1.3%
3,000	Petroleo Brasileiro S.A.	260,010

	CANADA-0.5%
	Metals & Mining-0.5%
1,800	Inco Ltd.	89,802

	DENMARK-1.5%
	Telecommunications-1.5%
21,000	GN Store Nord A/S	289,942

	FINLAND-0.7%
	Telecommunications-0.7%
6,600	Nokia Corp.	136,752

	FRANCE-7.8%
	Banking-1.3%
2,860	BNP Paribas S.A.(a)	264,378

	Insurance-2.3%
12,600	AXA	441,420

	Metals & Mining-1.3%
265	Vallourec S.A.	255,658

	Oil & Gas-1.5%
1,100	Total S.A.	290,463

	Retail-1.4%
2,200	PPR S.A.	265,703

		1,517,622

	GERMANY-5.4%
	Banking-1.2%
2,100	Deutsche Bank AG	240,070

Shares		Value*
	COMMON STOCK (continued)
	Electronics-2.1%
4,300	Siemens AG	$401,660

	Retail-0.9%
900	Adidas Salomon AG	178,068

	Utilities-1.2%
2,600	RWE AG	226,102

		1,045,900

	ITALY-2.5%
	Banking-2.5%
42,000	Banca Intesa SpA	250,719
31,000	UniCredito Italiano SpA	223,938
		474,657

	JAPAN-14.4%
	Automotive-1.2%
4,400	Toyota Motor Corp.	239,994

	Banking-4.7%
22,900	Joyo Bank Ltd.	161,755
33	Mitsubishi UFJ Financial Group, Inc.	502,728
24,000	Shizuoka Bank Ltd.	242,313
		906,796

	Drugs & Medical Products-0.5%
13,000	Kyowa Hakko Kogyo Co., Ltd.	95,354

	Electronics-2.9%
3,200	Fanuc Ltd.	308,115
174	NTT DoCoMo, Inc.	256,848
		564,963

	Financial Services-2.4%
17,000	Nomura Holdings, Inc.	377,256
7	Osaka Securities Exchange Co.	87,124
		464,380

	Insurance-0.3%
13,200	Fuji Fire & Marine Insurance	54,695

	Machinery-1.0%
1,300	SMC Corp.	202,981

	Metals & Mining-0.7%
16,000	NSK Ltd.	138,932

Shares		Value*
	COMMON STOCK (continued)
	Oil & Gas-0.7%
18,900	Taiyo Nippon Sanso Corp.	$139,920

		2,808,015

	LIBERIA-2.2%
	Leisure-2.2%
10,100	Royal Caribbean Cruises Ltd.	424,402

	LUXEMBOURG-1.0%
	Metals & Mining-1.0%
5,100	Arcelor	200,974

	MEXICO-0.6%
	Building & Construction-0.6%
19,000	Cemex S.A. de C.V.	123,773

	NEW ZEALAND-1.6%
	Building & Construction-1.6%
56,000	Fletcher Building Ltd.	307,171

	SWEDEN-3.5%
	Banking-0.6%
3,900	Foreningsbanken AG	110,118

	Manufacturing-2.9%
4,300	Sandvik AB	254,623
19,600	SKF AB	319,996
		574,619

		684,737

	SWITZERLAND-3.8%
	Drugs & Medical Products-3.0%
4,000	Novartis AG	222,115
2,400	Roche Holding AG	356,946
		579,061

	Financial Services-0.8%
3,000	Credit Suisse Group	167,960

		747,021

	TAIWAN-1.1%
	Semi-Conductors-1.1%
21,200	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	213,272

	UNITED KINGDOM-4.4%
	Oil & Gas-1.0%
5,800	Royal Dutch Shell PLC	189,001

Shares		Value*
	COMMON STOCK (continued)
	Retail-2.2%
11,100	Next PLC	$317,572
19,000	Tesco PLC	108,910
		426,482

	Software-1.2%
48,800	Sage Group PLC	233,050

		848,533

	UNITED STATES-41.4%
	Banking-0.6%
2,200	Wachovia Corp.	123,310

	Commercial Services-0.8%
3,700	Choicepoint, Inc.(a)	165,575

	Computers-1.2%
7,700	Dell, Inc. (a)	229,152

	Cosmetics-1.3%
4,500	Colgate-Palmolive Co.	256,950

	Distribution-0.4%
1,500	CDW Corp.	88,275

	Diversified Manufacturing-3.7%
5,200	Eaton Corp.	379,444
4,200	Parker Hannifin Corp.	338,562
		718,006

	Drugs & Medical Products-3.9%
16,700	Pfizer, Inc.	416,164
6,900	Wyeth	334,788
		750,952

	Education-1.4%
1,600	Apollo Group, Inc.(a)	84,016
5,000	Career Education Corp.(a)	188,650
		272,666

	Electronics-0.8%
8,700	Cadence Design Systems, Inc.(a)	160,863

	Financial Services-6.9%
7,100	Citigroup, Inc.	335,333
9,700	Countrywide Financial Corp.	355,990
4,000	JPMorgan Chase & Co.	166,560
2,700	MBIA, Inc.	162,351
2,700	Morgan Stanley	169,614
2,500	Wells Fargo & Co.	159,675
		1,349,523

Shares		Value*
	Food & Beverage-1.1%
5,300	Coca-Cola Co.	$221,911

	Food Services-0.8%
4,400	McDonald’s Corp.	151,184

	Insurance-4.9%
2,000	Ambac Financial Group, Inc.	159,200
4,700	American International Group, Inc.	310,623
1,700	Everest Reinsurance Group Ltd.	158,729
2,000	Hartford Financial Services Group, Inc.	161,100
5,300	Marsh & McLennan Cos., Inc.	155,608
		945,260

	Internet-0.6%
4,800	McAfee, Inc.(a)	116,784

	Networking-1.4%
12,200	Cisco Systems, Inc.(a)	264,374

	Oil & Gas-2.8%
3,400	Chevron Corp.	197,098
5,400	ConocoPhillips	341,010
		538,108

	Paper & Paper Products-0.4%
1,900	Temple Inland, Inc.	84,645

	Resources-1.5%
3,100	Burlington, Inc.	284,921

	Retail-1.7%
2,400	Federated Department Stores, Inc.	175,200
3,500	TJX Companies, Inc.	86,870
2,100	Tiffany & Co.	78,834
		340,904

	Telecommunications-3.7%
10,500	AT&T, Inc.	283,920
18,600	Motorola, Inc.	426,126
		710,046

	Transportation-0.7%
1,400	Union Pacific Corp.	130,690

	Utilities-0.8%
2,200	Dominion Resources, Inc.	151,866

		8,055,965

	Total Common Stock (cost-$16,863,213)	19,129,354

Principal
Amount
(000)			Value*
	SHORT-TERM INVESTMENT-1.2%
	Repurchase Agreement-1.2%
$229	State Street Bank & Trust Co., dated 3/31/06, 4.40%, due 4/3/06, proceeds $229,084; collateralized by Federal Home Loan Bank, 4.375%, 9/17/10, valued at $237,650 including accrued interest (cost-$229,000)		$229,000

	Total Investments (cost-$17,092,213)	99.5%	19,358,354
	Other assets less liabilities	0.5	94,438
	Net Assets	100.0%	$19,452,792

(a)  Non-income producing.

ADR - American Depositary Receipt

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Porfolio securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value (“NAV”) is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

The prices of certain securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. With respect to certain foreign securities, the Portfolio may fair-value securities using modeling tools provided by third-party vendors. When fair valuing securities, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Portfolio’s NAV is calculated. The Portfolio has retained a statistical research services to assist in determining the fair-value of foreign securities. This service utilizes statistics and programs based on historical performance of market and other economic data to assist in making fair-value estimates. Fair-value estimates used by the Portfolio for foreign securities may differ from the value realized from the sale of those securities.

Premier VIT

OpCap Managed Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2006

(unaudited)

Shares		Value*
	COMMON STOCK-64.9%
	Automotive-0.9%
53,100	Harley-Davidson, Inc.	$2,754,828

	Banking-1.4%
81,900	Wachovia Corp.	4,590,495

	Building/Construction-2.4%
126,900	Centex Corp.	7,866,531

	Commercial Services-1.0%
74,600	ChoicePoint Inc. (a)	3,338,350

	Computers-1.4%
135,200	Hewlett-Packard Co.	4,448,080

	Diversified Manufacturing-3.7%
62,800	General Electric Co.	2,184,184
51,700	Parker Hannifin Corp.	4,167,537
207,300	Tyco International Ltd.	5,572,224
		11,923,945

	Drugs & Medical Products-6.3%
110,000	Biogen Idec, Inc. (a)	5,181,000
241,700	Pfizer, Inc.	6,023,164
96,000	Sanofi-Aventis ADR	4,555,200
92,000	Wyeth	4,463,840
		20,223,204

	Financial Services-6.3%
39,400	Capital One Financial Corp.	3,172,488
149,400	Countrywide Financial Corp.	5,482,980
101,500	JP Morgan Chase & Co.	4,226,460
117,100	Wells Fargo & Co.	7,479,177
		20,361,105

	Healthcare & Hospitals-2.9%
191,400	Aetna, Inc.	9,405,396

	Insurance-4.0%
51,250	Ambac Financial Group, Inc.	4,079,500
136,400	American International Group, Inc.	9,014,676
		13,094,176

	Manufacturing-2.6%
114,000	Eaton Corp.	8,318,580

Shares		Value*
	COMMON STOCK (continued)
	Multi-Media-1.0%
200,200	News Corp.	$3,325,322

	Networking-2.3%
340,100	Cisco Systems, Inc. (a)	7,369,967

	Oil & Gas-5.6%
150,800	ConocoPhillips	9,523,020
139,200	Exxon Mobil Corp.	8,471,712
		17,994,732

	Retail-10.5%
132,200	Best Buy Co., Inc.	7,393,946
135,200	Federated Department Stores, Inc.	9,869,600
121,300	Kohl’s Corp. (a)	6,430,113
40,000	Sears Holdings Corp. (a)	5,289,600
197,700	TJX Companies, Inc.	4,906,914
		33,890,173

	Semi-Conductors-4.5%
152,400	Applied Materials, Inc.	2,668,524
761,800	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,663,708
133,700	Texas Instruments, Inc.	4,341,239
		14,673,471

	Software-2.1%
193,200	Cadence Design Systems, Inc. (a)	3,572,268
234,700	EMC Corp. (a)	3,198,961
		6,771,229

	Telecommunications-4.0%
45,900	ALLTEL Corp.	2,972,025
79,500	AT&T, Inc.	2,149,680
90,900	Motorola, Inc.	2,082,519
280,600	Nokia Corp. ADR	5,814,032
		13,018,256

	Transportation-2.0%
70,600	Union Pacific Corp.	6,590,510

	Total Common Stock (cost-$186,607,407)	209,958,350

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
	CORPORATE BONDS & NOTES-1.7%
	Airlines-0.5%
$1,861	United Air Lines, Inc., 8.03%, 7/1/11 (b)	NR/NR	$1,758,609

	Banking-0.2%
¥50,000	Landwirtsch Rentenbank, 0.65%, 9/30/08	Aaa/AAA	424,656
$100	Resona Bank Ltd., 5.85%, 4/15/16 (f)	Baa1/BBB-	97,033
			521,689

	Financial Services-0.6%
1,000	Ford Motor Credit Corp., 5.79475%, 9/28/07, FRN	Ba2/BB-	959,789
1,000	HSBC Capital Funding Corp., 9.55%, 6/30/10, FRN (f)	A1/A-	1,141,772
			2,101,561

	Oil & Gas-0.4%
200	El Paso Energy Corp., 8.05%, 10/15/30	Caa1/B-	205,500
100	Pemex Project Funding Trust, 5.75%, 12/15/15	Baa1/BBB	95,750
250	Ras Laffan LNG III, 5.298%, 9/30/20 (f)	A1/A	235,965
600	Sonat, Inc., 7.625%, 7/15/11	Caa1/B-	618,000
			1,155,215

	Telecommunications-0.0%
50	U.S. West Communications, Inc., 7.50%, 6/15/23	Ba3/BB	50,812

	Total Corporate Bonds & Notes (cost-$5,411,941)		5,587,886

	U.S. GOVERNMENT AGENCY SECURITIES-20.6%
	Fannie Mae,
23	4.203%, 11/28/35		23,194
488	4.50%, 11/1/19		467,158
54	4.50%, 2/1/20		51,648
301	4.50%, 5/1/20		287,540
1,131	4.527%, 5/1/36		1,136,007
100	4.68%, 5/25/35		97,701
273	4.726%, 9/1/40		275,544
4,699	5.00%, 6/1/18		4,590,033
851	5.00%, 1/1/20		830,671
981	5.00%, 9/1/35		933,865
2,000	5.00%, 12/1/99		1,903,750
3,000	5.00%, 12/31/99		2,853,750
81	5.50%, 6/1/16		80,307
127	5.50%, 1/1/17		126,362
125	5.50%, 3/1/17		124,625
13	5.50%, 2/1/33		12,511
26	5.50%, 2/1/34		25,552
1,665	5.50%, 4/1/34		1,628,534
24	5.50%, 5/1/34		23,700
422	5.50%, 11/1/34		412,753
16,027	5.50%, 2/1/35		15,667,853
10,352	5.50%, 3/1/35		10,107,278
390	5.50%, 6/1/35		380,639

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
	U.S. GOVERNMENT AGENCY SECURITIES (continued)
$681	5.50%, 9/1/35		$664,700
18,400	5.50%, 12/1/99		17,957,259
69	5.526%, 9/1/39		70,796
405	6.00%, 6/1/16		410,689
6	6.00%, 7/1/16		6,029
7	6.00%, 8/1/16		6,691
15	6.00%, 10/1/16		14,790
243	6.00%, 12/1/16		246,218
11	6.00%, 1/1/17		10,740
8	6.00%, 2/1/17		8,182
39	6.00%, 3/1/17		39,400
149	6.00%, 4/1/17		151,475
23	6.00%, 5/1/17		23,022
7	6.00%, 7/1/17		7,251
128	6.00%, 11/1/17		129,639
40	6.00%, 9/1/32		40,059
1,000	6.00%, 12/1/99		999,688
	Federal Home Loan Bank,
228	5.00%, 11/1/18		222,585
5	5.638%, 7/1/30		5,427
133	6.00%, 3/1/16		134,793
	Freddie Mac,
81	4.363%, 2/25/45		80,954
991	4.50%, 10/15/22		979,955
47	4.819%, 11/15/30		47,001
124	6.00%, 8/15/32		121,246
123	6.00%, 9/15/32		120,915
	Government National Mortgage Association,
362	3.75%, 2/20/32		360,518
107	4.125%, 10/20/29		107,981
818	4.375%, 5/20/30		822,936
155	4.50%, 7/20/30		155,897
37	4.87%, 9/20/30		36,690
17	6.00%, 11/20/28		16,974
5	6.00%, 11/20/31		5,228
721	6.00%, 6/20/34		727,556

	Total U.S. Government Agency Securities (cost-$68,226,633)		66,774,259

	MORTGAGE-RELATED SECURITIES-4.5%
125	AAA Trust, 4.92%, 11/26/35, FRN	Aaa/AAA	124,893
265	Bank of America Funding Corp., 4.12%, 5/25/35	NR/AAA	256,366
96	Countrywide Home Loans, 5.25%, 2/20/36	Aaa/AAA	95,066
	Prime Mortgage Trust, FRN
31	5.22%, 2/25/19	NR/AAA	31,051
61	5.22%, 2/25/34	NR/AAA	61,529
	Small Business Administration Co. Pass-Thru Certificates,
3,579	4.52%, 2/10/13	NR/NR	3,399,200
1,796	4.63%, 2/1/25	NR/NR	1,693,922
1,587	4.68%, 9/10/14	NR/NR	1,520,495
1,523	4.87%, 12/1/24	NR/NR	1,462,375
3,509	4.90%, 1/1/23	NR/NR	3,400,205
1,623	4.95%, 3/1/25	NR/NR	1,579,987
982	5.11%, 4/1/25	NR/NR	957,038
34	7.45%, 8/1/10	NR/NR	35,766
	Total Mortgage-Related Securities (cost-$15,368,811)		14,617,893

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
	SOVEREIGN DEBT OBLIGATIONS-0.7%
$900	Federal Republic of Brazil, 7.875%, 3/17/15	Ba3/BB	$971,550
300	Russian Federation, 5.00%, 3/31/30	Baa3/BBB-	329,055
900	United Mexican States, 8.375%, 1/14/11	Baa1/BBB	997,200
	Total Sovereign Debt Obligations (cost-$2,147,918)		2,297,805

	MUNICIPAL BONDS & NOTES-0.6%
	California-0.5%
1,390	Golden State Tobacco Securization Corp., Tobacco Settlement Rev., 6.25%, 6/1/33	Baa3/BBB	1,502,145

	Texas-0.1%
400	Lower Colorado River Auth. Texas Rev., 5.00%, 5/15/33 (AMBAC) .	Aaa/AAA	409,848
	Total Municipal Bonds & Notes (cost-$1,835,563)		1,911,993
Shares
	PREFERRED STOCK (e)(f)-0.2%
	Banking-0.2%
68	DG Funding Trust, 7.21%
	(cost-$716,526)		719,737

Principal
Amount
(000)
	U.S. TREASURY BONDS & NOTES-0.2%
$620	2.00%-2.375%, 1/15/25-1/25/26 (cost-$638,758)		612,102

	SHORT-TERM INVESTMENTS-13.7%
	Corporate Notes- 5.4%
	Airlines-0.0%
398	United Air Trust, 11.56%, 5/27/06 (a) (b) (d)	NR/NR	71,581

	Automotive-0.2%
700	DaimlerChrysler Holdings Co., 5.10%, 11/17/06, FRN	A3/BBB	699,970

	Banking-0.6%
1,000	Unicredito Italiano NY, 4.81%, 9/8/06, FRN	A1/A+	999,867
1,000	Wells Fargo & Co., 5.00%, 3/23/07, FRN	Aa1/AA-	1,000,856
			2,000,723

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
	SHORT-TERM INVESTMENTS (continued)
	Corporate Notes (continued)
	Financial Services-4.0%
$1,000	American Express Credit, 4.83875%, 12/15/06, FRN	Aa3/A+	$1,000,945
	American General Finance, FRN
1,000	4.90875%, 11/15/06	A1/A+	1,000,973
100	5.10%, 4/5/07	A1/A+	100,095
1,000	Bear Stearns Co., Inc., 4.76%, 1/16/07, FRN	A1/A	1,001,520
1,000	Caterpillar Financial Services Corp., 4.87%, 2/26/07, FRN	A2/A	1,001,354
	CIT Group, Inc., FRN
1,000	4.80%, 8/18/06,	A2/A	999,937
1,000	4.94875%, 2/15/07,	A2/A	1,001,641
1,000	Citigroup Global Markets, Inc., 4.98688%, 3/16/07, FRN	Aa1/AA-	1,000,793
600	Ford Motor Credit Co., 5.88%, 3/21/07, FRN	Ba2/BB-	591,125
1,100	Goldman Sachs Group, Inc., 5.06%, 3/30/07, FRN	Aa3/A+	1,101,338
1,000	John Deere Capital Corp., 4.86%, 8/24/06, FRN	A3/A-	1,000,296
1,000	Merrill Lynch & Co., 5.08538%, 12/22/06, FRN	Aa3/A+	1,001,431
1,100	Morgan Stanley, 4.70850%, 1/12/07, FRN	Aa3/A+	1,101,086
1,100	SLM Corp., 4.74288%, 1/25/07, FRN	A2/A	1,101,095
			13,003,629

	Special Purpose Entity-0.3%
1,000	Pricoa Global Funding, 4.85938%, 11/24/06, FRN (f)	Aa3/AA-	1,000,332

	Transportation-0.3%
773	CSX Corp., 4.99%, 8/3/06, FRN	Baa2/BBB	773,608

	Total Corporate Notes (cost-$17,581,334)		17,549,843

	Commercial Paper-4.6%
3,200	Bank of America Corp. 4.45%, 4/12/06		3,195,649
3,100	Dexia Delaware LLC, 4.43%-4.44%, 4/5/06-4/10/06		3,097,239
5,600	First Boston Corp. 4.50%, 4/3/06		5,600,000
3,000	HBOS Treasury Services PLC, 4.71%, 6/1/06		2,976,057

	Total Commercial Paper (cost-$14,868,945)		14,868,945

	Sovereign Bonds-2.3%
900	Federal Republic of France, zero coupon, 5/4/06	NR/NR	1,090,126
€5,100	Federal Republic of Germany, zero coupon, 7/12/06	NR/NR	6,145,499
£64	United Kingdom Treasury Notes, 7.75%, 9/8/06	NR/NR	112,882

	Total Sovereign Bonds (cost-$7,327,448)		7,348,507

	U.S. Government Agency Securities-0.6%
$500	Fannie Mae, 4.376%, 9/22/06		499,910
1,100	Federal Home Loan Bank, 4.63%, 4/3/06		1,099,719
400	Freddie Mac, 4.335%, 4/4/06		399,856

	Total U.S. Government Agency Securities (cost-$1,999,416)		1,999,485

	Repurchase Agreements-0.6%
1,861	State Street Bank & Trust Co., dated 3/31/06, 4.40%, due 4/3/06, proceeds $1,861,682; collateralized by Federal Home Loan Bank, 3.75%-5.80%, 8/15/08-9/2/08, valued at $1,907,583 including accrued interest (cost-$1,861,000)		1,861,000

	U.S. Treasury Bills (c)-0.2%
730	4.436%-4.51%, 6/1/06-6/15/06 (cost $723,602)		723,602

	Total Short-Term Investments (cost-$44,361,745)		44,351,382

Contracts		Value*
	OPTIONS PURCHASED (a) -0.0%
	Call Options-0.0%
	Eurodollar 3 month LIBOR,
2,000,000	Strike rate 4.50%, 4/4/06	$20
2,000,000	Strike rate 4.50%, 10/4/06	392
4,000,000	Strike rate 4.50%, 10/18/06	1,124
	Swap Option 3 month LIBOR,
2,000,000	Strike rate 4.25%, expires 10/12/06	128
3,000,000	Strike rate 4.50%, expires 8/8/06	204
2,000,000	Strike rate 4.75%, expires 8/8/06	682
		2,550
	Put Options-0.0%
	Eurodollar Futures, Chicago Mercantile Exchange,
26	Strike price $94.00, expires 6/19/06	163
32	Strike price $91.75, expires 12/18/06	200
77	Strike price $92.00, expires 12/18/06	481
114	Strike price $92.25, expires 12/18/06	712
		1,556

	Total Options Purchased (cost-$59,051)	4,106

	Total Investments before options written (cost-$325,374,353)-107.1%	346,835,513

	OPTIONS WRITTEN (a)- (0.0)%
	Call Options-(0.0)%
	Eurodollar Futures, Chicago Mercantile Exchange,
4	Strike price $95.50, expires 9/18/06	(100)
	Eurodollar 3 month LIBOR,
1,000,000	Strike rate 4.54%, expires 4/9/06	(10)
1,000,000	Strike rate 4.54%, expires 10/8/06	(675)
2,000,000	Strike rate 4.56%, expires 10/8/06	(1,754)
	Swap Option 3 month LIBOR,
1,000,000	Strike rate 4.30%, expires 10/8/06	(219)
1,000,000	Strike rate 4.53%, expires 8/8/06	(217)
1,000,000	Strike rate 4.78%, expires 8/8/06	(958)
	U.S. Treasury Notes 10 yr. Futures,
3	Strike Price $108, expires 5/18/06	(563)
15	Strike Price $109, expires 5/18/06	(937)
4	Strike Price $110, expires 5/18/06	(63)
		(5,496)

	Put Options-(0.0)%
	Eurodollar Futures, Chicago Mercantile Exchange,
9	Strike price $95.00, expires 9/18/06	(6,975)
11	Strike price $95.00, expires 12/18/06	(10,038)
17	Strike price $95.25, expires 9/18/06	(22,419)

Contracts			Value*
	Put Options (continued)
117	Strike price $95.25, expires 12/8/06		$(162,337)
5	Strike price $95.25, expires 3/19/07		(6,969)
4	Strike price $95.50, expires 9/18/06		(7,675)
9	Strike price $95.50, expires 12/8/06		(17,381)
	U.S. Treasury Notes 10 yr. Futures,
31	Strike price $105, expires 5/18/06		(8,234)
			(242,028)
	Total Options Written (premiums received-$212,466)		(247,524)

	Total Investments net of options written (cost-$325,161,887)	107.1%	346,587,989
	Liabilities in excess of other assets	(7.1)	(22,850,530)
	Net Assets	100.0%	$323,737,459

(a)          Non-income producing.

(b)         Issuer in default.

(c)          All or partial amount segregated as collateral for futures contracts.

(d)         Fair-valued security.

(e)          Illiquid security.

(f)            144A Security- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

Glossary:

£ -British Pounds

€ -Euros

¥- Japenese Yen

ADR - American Depositary Receipts

AMBAC - insured by American Municipal Bond Assurance Corp

FRN - Floating Rate Note- interest rate disclosed reflects the rate in effect on March 31, 2006.

NR- Not Rated

Other Investments:

(a) Transactions in options written for the three months ended March 31, 2006:

	Contracts	Premiums

Options outstanding, December 31, 2005	6,000,236	$209,653

Options written	1,000,085	30,212

Options expired	(92)	(27,399)

Options outstanding, March 31, 2006	7,000,229	$212,466

(b) Forward foreign currency contracts outstanding at March 31, 2006:

	Notional			Unrealized
	Amount	U.S.$ Value on	U.S.$ Value	Appreciation
	(000)	Origination Date	March 31, 2006	(Depreciation)

Sold:
Euros, settling 4/28/06	€895	$1,087,185	$1,088,180	$(995)

Euros, settling 6/30/06	€4,464	5,468,244	5,448,397	19,847
				$18,852

(c) Interest rate swap agreements outstanding at March 31, 2006:

			Rate Type
	Notional		Payments	Payments	Unrealized
	Amount	Termination	Made by	Received	Appreciation
Swap Counterparty	(000)	Date	Portfolio	by Portfolio	(Depreciation)

Bank of America	$200	6/21/36	3 Month USD LIBOR	5.00%	$(14,286)

Barclay’s Bank	GBP 1,500	6/15/07	6 Month GBP LIBOR	5.00%	6,049

Barclay’s Bank	$1,700	6/21/08	3 Month USD LIBOR	5.00%	(9,342)

BNP Paribus	EUR 600	10/15/10	French Consumer	2.09%	1,045
			Price Index
			(excluding tobacco)

Goldman Sachs	$200	6/21/16	3 Month USD LIBOR	5.00%	(6,139)

Lehman Brothers	$1,600	6/21/11	3 Month USD LIBOR	5.00%	(22,187)

Lehman Brothers	$500	12/15/10	3 Month USD LIBOR	5.00%	(21,203)

Lehman Brothers	GBP 800	9/20/09	6 Month GBP LIBOR	4.50%	(9,963)

Merrill Lynch	GBP 200	12/15/35	4.00%	6 Month GBP LIBOR	(141)
					$(76,167)

(d) Credit default swap contracts outstanding at March 31, 2006:

	Notional
Swap	Amount		Fixed
Counterparty/	Payable on		Payments	Unrealized
Referenced Debt	Default	Termination	Received (Paid)	Appreciation
Issuer	(000)	Date	by Portfolio	(Depreciation)

Bank of America
GMAC	$200	6/20/07	3.76%	$495
Bear Stearns
Ford Motor Credit	800	6/20/06	3.10%	780
GMAC	500	6/20/06	3.35%	881
Goldman Sachs
Dow Jones CDX	500	12/20/10	0.00%	(1,034)
GMAC	500	12/20/06	5.40%	6,767
Morgan Stanley
Republic of Turkey	300	9/20/10	(2.25)%	(9,702)
Russian Federation	100	6/20/06	0.58%	97
Wachovia Securities
Dow Jones CDX	200	12/20/10	(0.85)%	(414)
				$(2,130)

(e) Futures contracts outstanding at March 31, 2006:

	Notional		Unrealized
	Amount	Expiration	Appreciation
Type	(000)	Date	(Depreciation)
Long: Eurodollar Future December 2006	$11,250	12/18/06	$(50,175)
Eurodollar Future March 2007	21,250	3/19/07	(100,875)
Eurodollar Future June 2007	21,750	6/18/07	(98,963)
Eurodollar Future September 2007	21,000	9/17/07	(92,125)
Eurodollar Future December 2007	15,750	12/17/07	(69,100)
U.S. Treasury 10 Year Note	2,400	6/21/06	(24,688)
Short: Eurodollar 5 Year EUX June 2006	(3,400)	6/30/06	23,718
LIBOR Future December 2006	(500)	12/20/06	(1,000)
U.S. Treasury 5 Year Note	(100)	6/30/06	516
			$(412,692)

LIBOR - London Interbank Offered Rate

*                 Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development event occurs that may impact the value of a security, may be fair-valued, as determined in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available.  Portfolio securities and other financial instruments, other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than short-term obligations) are valued each business day by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  Exchange traded options and futures are valued at settlement price determined by the relevant exchange.  Short-term investments maturing in 60 days or less are valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold.  The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.  The Portfolio’s net asset value is determined daily at the close of the regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

Premier VIT

OpCap Mid Cap Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2006

(unaudited)

Shares		Value *
	COMMON STOCK-98.5%
	Advertising-5.4%
4,512	ADVO, Inc.	$144,384
3,400	Lamar Advertising Co. (a)	178,908
4,200	WPP Group PLC ADR (a)	252,000
		575,292

	Aerospace/Defense-2.1%
1,400	Alliant Techsystems, Inc. (a)	108,038
2,200	DRS Technologies, Inc.	120,714
		228,752

	Airlines-1.0%
3,787	Continental Airlines, Inc. (a)	101,870

	Banking-6.4%
1,700	M&T Bank Corp.	194,038
3,131	Signature Bank (a)	102,039
4,521	TCF Financial Corp.	116,416
3,799	Texas Regional Bancshares, Inc.	112,044
2,000	Zions Bancorp	165,460
		689,997

	Business Services-5.3%
2,694	ChoicePoint, Inc. (a)	120,557
3,700	Dun & Bradstreet Corp. (a)	283,716
5,400	MoneyGram International, Inc.	165,888
		570,161

	Commercial Services-3.4%
5,300	ARAMARK Corp.	156,562
3,528	CDW Corp.	207,623
		364,185

	Computer Services-1.0%
1,606	CACI International, Inc. (a)	105,595

	Consumer Products-1.2%
2,500	Sherwin-Williams Co.	123,600

	Drugs & Medical Products-5.3%
2,400	Beckman Coulter, Inc.	130,968
3,363	Invitrogen Corp. (a)	235,847
3,690	Omnicare, Inc.	202,913
		569,728

	Electronics-9.0%
6,700	Amphenol Corp.	349,606
7,900	Arrow Electronics, Inc. (a)	254,933
10,800	Gentex Corp.	188,568
4,100	Jabil Circuit, Inc. (a)	175,726
		968,833

	Financial Services-3.7%
1,594	Ambac Financial Group, Inc.	126,882
2,397	CIT Group, Inc.	128,287
2,100	MGIC Investment Corp.	139,923
		395,092

Shares		Value *
	COMMON STOCKS (continued)
	Food Services-1.9%
6,400	Ruby Tuesday, Inc.	$205,312

	Healthcare & Hospitals-4.1%
2,700	DaVita, Inc. (a)	162,567
4,700	Laboratory Corp. of America Holdings (a)	274,856
		437,423

	Insurance-5.2%
5,628	Conseco, Inc. (a)	139,687
2,582	PartnerRe Ltd.	160,316
4,461	Platinum Underwriters Holdings Ltd.	129,815
2,668	Reinsurance Group of America, Inc.	126,170
		555,988

	Internet Software & Services-1.5%
11,300	Digitas, Inc. (a)	162,720

	Machinery/Engineering-8.3%
6,200	AMETEK, Inc.	278,752
4,200	Gardner Denver, Inc. (a)	273,840
2,100	National-Oilwell Varco, Inc.(a)	134,652
4,543	Zebra Technologies Corp. (a)	203,163
		890,407

	Manufacturing-5.5%
5,900	Actuant Corp.	361,198
3,100	Eaton Corp.	226,207
		587,405

	Measuring Instruments-1.4%
4,000	Thermo Electron Corp. (a)	148,360

	Medical Research-2.5%
2,716	Charles River Laboratories International, Inc. (a)	133,138
4,102	PDL BioPharma, Inc. (a)	134,546
		267,684

	Metals & Mining-3.4%
4,000	Inco Ltd.	199,560
16,700	International Coal Group, Inc. (a)	162,658
		362,218

	Networking-0.4%
800	Anixter International, Inc.	38,224

	Oil & Gas-5.9%
2,300	Canadian Oil Sands Trust	330,487
3,059	Delta Petroleum Corp. (a)	64,300
2,300	FMC Technologies, Inc. (a)	117,806
4,500	Range Resources Corp.	122,895
		635,488

Shares			Value *
	COMMON STOCKS (continued)
	Retail-6.1%
4,200	Claire’s Stores, Inc.		$152,502
10,300	Dollar General Corp.		182,001
4,169	Ross Stores, Inc.		121,693
7,869	TJX Companies, Inc.		195,309
			651,505

	Transportation-3.2%
3,600	Canadian National Railway Co.		163,008
5,500	Pacer International, Inc.		179,740
			342,748

	Trucking/Shipping-2.7%
4,600	Oshkosh Truck Corp.		286,304

	Utilities-2.6%
4,100	Cinergy Corp.		186,181
3,456	DPL, Inc.		93,312
			279,493

	Total Common Stock (cost-$7,813,090)		10,544,384

Principal Amount (000)
	REPURCHASE AGREEMENT-2.4%
$259	State Street Bank & Trust Co., dated 3/31/06, 4.40%, due 4/3/06, proceeds $259,095; collateralized by Federal Home Loan Bank, 4.375%, 9/17/10, valued at $266,750 including accured interest (cost-$259,000)		259,000

	Total Investments (cost-$8,072,090)	100.9%	10,803,384
	Liabilities in excess of other assets	(0.9)	(101,562)
	Net Assets	100.0%	$10,701,822

(a) Non-income producing.

ADR - American Depositary Receipts

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

Premier VIT

OpCap Renaissance Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2006

(unaudited)

Shares		Value *
	COMMON STOCK - 94.0%
	Advertising - 4.6%
9,500	Lamar Advertising Co. (a)	$499,890
88,000	WPP Group PLC ADR	1,054,330
		1,559,220
	Aerospace & Defense - 2.7%
7900	Continental Airlines, Inc. (a)	212,510
7000	DRS Technologies, Inc.	384,090
7500	Goodrich Corp.	327,075
		923,675

	Banking - 8.8%
2,700	M&T Bank Corp.	308,178
17,000	TCF Financial Corp.	437,750
8,500	Wachovia Corp.	476,425
7,500	Wells Fargo & Co.	479,025
15,600	Zions Bancorp.	1,290,588
		2,991,966

	Business Services - 3.8%
4,800	CDW Corp.	282,480
6,500	ChoicePoint, Inc. (a)	290,875
5,500	Dun & Bradstreet Corp. (a)	421,740
12,000	McAfee, Inc. (a)	291,960
		1,287,055

	Computer Services - 1.0%
4,900	CACI International, Inc. (a)	322,175

	Containers & Packing - 1.0%
25,000	Smurfit-Stone Container Corp. (a)	339,250

	Diversified Manufacturing - 1.7%
7,200	Parker Hannifin Corp.	580,392

	Drugs & Medical Products - 9.3%
7,300	Beckman Coulter, Inc.	398,361
7,400	Davita, Inc. (a)	445,554
24,200	Input/Output, Inc. (a)	234,982
5,600	Omnicare, Inc.	307,944
8,000	PDL BioPharma, Inc.	262,400
31,200	Pfizer, Inc.	777,504
7,300	Sanofi-Aventis ADR	693,357
		3,120,102

	Education - 1.2%
10,800	Career Education Corp. (a)	407,484

	Electronics - 10.1%
6,000	Amphenol Corp.	313,080
2,500	Anixter International, Inc. (a)	119,450
6,300	Dominion Resources, Inc.	434,889
8,700	DPL, Inc.	234,900
32,800	Gentex Corp.	572,688
24,000	Jabil Circuit, Inc. (a)	1,028,640
5,700	L-3 Communications Holdings, Inc.	489,003
5,500	SCANA Corp.	215,820
		3,408,470

	Financial Services - 9.6%
25,000	CIT Group, Inc.	1,338,000
8,300	Citigroup, Inc.	392,009
21,500	Countrywide Financial Corp.	789,050
13,100	JP Morgan Chase & Co.	545,484
2,300	Merrill Lynch & Co., Inc.	181,148
		3,245,691

Shares		Value *
	COMMON STOCK (continued)
	Food Services - 0.7%
10,000	Applebee’s International, Inc.	$245,500

	Health & Hospitals - 2.5%
14,400	Laboratory Corp. of America Holdings (a)	842,112

	Insurance - 9.5%
4,400	Ambac Financial Group, Inc.	350,240
20,700	Conseco, Inc. (a)	513,774
5,300	PartnerRe Ltd.	329,077
13,800	Platinum Underwriters Holdings Ltd.	401,580
12,400	Reinsurance Group of America, Inc.	586,396
24,700	XL Capital Ltd.	1,037,894
		3,218,961

	Machinery - 1.8%
13,700	Zebra Technologies Corp. (a)	612,664

	Manufacturing - 4.8%
11,500	Eaton Corp.	839,155
11,400	Invitrogen Corp. (a)	799,482
		1,638,637
	Measuring Instruments - 2.2%
5,200	Dover Corp.	252,512
13,100	Thermo Electron Corp. (a)	485,879
		738,391
	Oil & Gas - 5.0%
7,400	ConocoPhillips	467,310
10,300	National-Oilwell Varco, Inc. (a)	660,436
13,400	XTO Energy, Inc.	583,838
		1,711,584

	Retail - 4.3%
9,000	Claire’s Stores, Inc.	326,790
11,000	Family Dollar Stores, Inc.	292,600
1,700	Jack in the Box, Inc. (a)	73,950
30,700	TJX Co, Inc.	761,974
		1,455,314
	Semi-Conductors - 1.7%
56,600	Taiwan Semiconductor-Manufacturing Co., Ltd. ADR	569,396

	Software - 0.1%
1,000	ManTech International Corp. (a)	33,220

	Telecommunications - 3.0%
26,900	AT&T, Inc.	727,376
13,000	Motorola, Inc.	297,830
		1,025,206
	Transportations - 0.7%
2,700	Union Pacific Corp.	252,045

	Trucking/Shipping - 1.7%
9,284	Oshkosh Truck Corp.	577,836

	Utilities - 2.2%
14,000	Cinergy Corp.	635,740
10,300	International Coal Group, Inc. (a)	100,322
		736,062
	Total Common Stock (cost-$28,467,555)	30,089,721

Shares			Value *
	COMMON STOCK (continued)
	NON - U.S. COMMON STOCK - 1.4%
	Canada - 1.4%
	Oil & Gas - 1.4%
3,300	Canadian Oil Sands Trust (cost - $314,185)		$474,096

Principal Amount (000)
	SHORT-TERM INVESTMENT - 5.9%
	Repurchase Agreement - 5.9%
$1,988	State Street Bank & Trust Co., dated 3/31/06, 4.40%, due 4/3/06, proceeds $1,988,729; collateralized by Fannie Mae, 4.375%, 9/17/10, valued at $2,032,152 (cost-$1,988,000)		1,988,000

	Total Investments (cost-$30,769,740)	101.3%	34,299,504
	Liabilities in excess of other assets	(1.3)	(426,625)
	Net Assets	100.0%	$33,872,879

(a) Non-income producing.

ADR - American Depositary Receipt

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term investments maturing in 60 days or less are valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. With respect to certain foreign securities, the Portfolio may fair value securities using modeling tools provided by third-party vendors. When fair valuing securities, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Portfolio’s NAV is calculated. The Portfolio has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Portfolio for foreign securities may differ from the value realized from the sale of those securities.

Premier VIT

OpCap Small Cap Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2006

(unaudited)

Shares		Value *
	COMMON STOCK-98.5%
	Aerospace/Defense-2.9%
63,200	Aviall, Inc. (a)	$2,406,656
126,742	Innovative Solutions and Support, Inc. (a)	1,647,646
111,700	LMI Aerospace, Inc. (a)	2,026,238
		6,080,540
	Airlines-1.2%
170,100	Republic Airways Holdings, Inc. (a)	2,519,181

	Automotive-3.4%
128,400	Keystone Automotive Industries, Inc. (a)	5,419,764
69,440	LKQ Corp. (a)	1,445,046
11,100	Midas, Inc. (a)	242,757
		7,107,567
	Banking-8.7%
73,400	BankUnited Financial Corp.	1,984,736
61,664	First State Bancorp.	1,637,796
130,199	Global Cash Access, Inc. (a)	2,281,086
88,000	Midwest Banc Holdings, Inc.	2,282,720
73,300	Pacific Capital Bancorp.	2,480,472
62,600	Prosperity Bancshares, Inc.	1,891,146
68,700	Signature Bank (a)	2,238,933
116,996	Texas Regional Bancshares, Inc.	3,450,212
		18,247,101
	Building/Construction-8.0%
113,000	Astec Industries, Inc. (a)	4,056,700
138,000	Champion Enterprises, Inc. (a)	2,064,480
44,000	EMCOR Group, Inc.	2,185,040
62,500	Foster Wheeler Ltd. (a)	2,956,875
91,400	NCI Building Systems, Inc. (a)	5,462,978
		16,726,073
	Business Services-2.7%
218,700	Lionbridge Technologies, Inc. (a)	1,729,917
65,200	Macquarie Infrastructure Co. Trust.	2,119,000
55,000	Team, Inc. (a)	1,829,300
		5,678,217
	Chemicals-4.1%
59,600	Central Garden & Pet Co. (a)	3,167,144
106,300	NuCo2, Inc. (a)	3,373,962
86,900	OM Group, Inc. (a)	1,998,700
		8,539,806
	Computer Services-3.5%
133,296	Jack Henry & Associates, Inc.	3,048,479
148,900	Jupitermedia Corp. (a)	2,677,222
56,900	SafeNet, Inc. (a)	1,506,712
		7,232,413
	Computer Software-4.7%
135,000	Bottomline Technologies, Inc. (a)	1,853,550
138,200	Informatica Corp. (a)	2,149,010
83,700	Intergraph Corp. (a)	3,486,942
90,100	Open Solutions, Inc. (a)	2,460,631
		9,950,133
	Consumer Products-3.1%
109,100	Jarden Corp. (a)	3,583,935
57,700	Oxford Industries, Inc.	2,950,201
		6,534,136

Shares		Value *
	COMMON STOCK (continued)
	Drugs & Medical Products-7.9%
59,500	Abaxis, Inc. (a)	$1,349,460
162,500	Cepheid, Inc. (a)	1,488,500
114,400	Immucor, Inc. (a)	3,282,136
150,449	Nastech Pharmaceutical Co., Inc. (a)	2,708,082
329,000	Perrigo Co.	5,365,990
368,200	Sirna Therapeutics, Inc. (a)	2,481,668
		16,675,836
	Education-0.8%
57,541	Universal Technical Institute, Inc. (a)	1,731,984

	Electronics-2.1%
49,000	Anixter International, Inc.	2,341,220
107,200	Photon Dynamics, Inc. (a)	2,010,000
		4,351,220
	Financial Services-3.3%
44,943	Affiliated Managers Group, Inc. (a)	4,791,373
76,600	Wright Express Corp. (a)	2,148,630
		6,940,003
	Food Services-2.3%
602,000	Denny’s Corp. (a)	2,865,520
66,121	Performance Food Group Co. (a)	2,062,314
		4,927,834
	Health & Hospitals-1.8%
78,100	Iris International, Inc. (a)	1,220,703
66,900	Matria Healthcare, Inc. (a)	2,539,524
		3,760,227
	Insurance-3.8%
19,100	Delphi Financial Group, Inc.	986,133
99,848	James River Group, Inc. (a)	2,687,908
79,200	Tower Group, Inc.	1,829,520
52,779	Triad Guaranty, Inc. (a)	2,475,335
		7,978,896
	Leasing-2.0%
138,600	Mobile Mini, Inc. (a)	4,285,512

	Manufacturing-1.0%
97,900	Hexcel Corp. (a)	2,150,863

	Metals & Mining-2.4%
200,000	International Coal Group, Inc. (a)	1,948,000
50,800	Olympic Steel, Inc. (a)	1,533,144
29,200	Oregon Steet Mills, Inc. (a)	1,494,164
		4,975,308
	Oil & Gas-4.9%
83,300	Encore Acquisition Co. (a)	2,582,300
103,400	Energy Partners Ltd. (a)	2,438,172
41,676	FMC Technologies, Inc.(a)	2,134,645
63,000	Universal Compression Holdings, Inc.(a)	3,192,210
		10,347,327

Shares			Value *
	COMMON STOCK (continued)
	Real Estate (REITS)-4.6%
58,700	Cousins Properties, Inc.		$1,962,341
159,500	DiamondRock Hospitality Co.		2,202,695
171,542	Medical Properties Trust, Inc.		1,852,654
125,102	MHI Hospitality Corp. (a)		1,160,947
205,413	Spirit Finance Corp.		2,506,039
			9,684,676
	Retail-7.8%
182,000	A.C. Moore Arts & Crafts, Inc. (a)		3,348,800
102,000	Aeropostale, Inc. (a)		3,076,320
50,900	Children’s Place Retail Stores, Inc. (a)		2,947,110
156,900	Christopher & Banks Corp.		3,641,649
118,000	Jo-Ann Stores, Inc. (a)		1,588,280
51,400	School Specialty, Inc. (a)		1,773,300
			16,375,459
	Semi-Conductors-3.4%
115,538	Fairchild Semiconductor Int’l, Inc. (a)		2,203,310
212,000	Mattson Technology, Inc. (a)		2,544,000
194,900	PMC-Sierra, Inc. (a)		2,395,321
			7,142,631
	Telecommunications-4.4%
237,100	Andrew Corp. (a)		2,911,588
74,700	Commtech Telecommunications Corp. (a)		2,178,999
264,800	Syniverse Holdings, Inc. (a)		4,183,840
			9,274,427

	Trucking/Shipping-3.7%
72,600	American Commercial Lines, Inc. (a)		3,426,720
145,739	H&E Equipment Services, Inc. (a)		4,243,920
			7,670,640
	Total Common Stock (cost-$169,187,193)		206,888,010
Principal Amount (000)
	SHORT-TERM INVESTMENTS-3.9%
	U.S. Government Agency Discount Notes-3.8%
$8,000	Federal Home Loan Bank, 4.63%, 4/3/06 (cost - $7,997,942)		7,997,942

	Repurchase Agreement-0.1%
225	State Street Bank & Trust Co., dated 3/31/06, 4.40%, due 4/03/06, proceeds $225,083; collateralized by Fannie Mae, 4.375%, 9/17/10, valued at $232,800 (cost-$225,000)		225,000
	Total Short-Term Investments (cost-$8,222,942)		8,222,942

	Total Investments (cost-$177,410,135)	102.4%	215,110,952
	Liabilities in excess of other assets	(2.4)	(5,157,697)
	Net Assets	100.0%	$209,953,255

(a) Non-income producing.

REIT - Real Estate Investment Trust

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. The market value for NASDAQ National Market and Small Cap securities may also be calculated using the NASDAQ official closing price instead of the last reported sales price. Short-term investments, maturing in sixty days or less are valued at amortized cost if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

Item 2. Controls and Procedures

a)              The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Premier VIT

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: May 17, 2006

By	/s/ Lawrence G. Altadonna
Treasurer

Date: May 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: May 17, 2006

By	/s/ Lawrence G. Altadonna
Treasurer

Date: May 17, 2006